Earnings per share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [Abstract]
Loss after income tax	$ (419,770,000)	$ (60,390,000)	$ (2,142,000)
Weighted average number of shares used in calculating basic earnings per share (in shares)	40,941,074	20,629,327	16,117,168
Weighted average number of shares used in calculating diluted earnings per share (in shares)	40,941,074	20,629,327	16,117,168
Basic earnings per share (in dollars per share)	$ (10.2530)	$ (2.9274)	$ (0.1329)
Diluted earnings per share (in dollars per share)	$ (10.2530)	$ (2.9274)	$ (0.1329)